FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 9 – FINANCIAL INSTRUMENTS
The Company enters into derivative financial instruments to manage its exposure to fluctuations in interest rates, exchange rates and the price of raw materials, energy and emission rights allowances arising from operating, financing and investing activities.
Fair values versus carrying amounts
The estimated fair values of certain financial instruments have been determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at June 30, 2019.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	3,520	—	3,520	—	—	—
Restricted cash *	136	—	136	—	—	—
Trade accounts receivable and other	5,048	—	4,463	—	585	—
Inventories	20,550	20,550	—	—	—	—
Prepaid expenses and other current assets	3,123	1,653	1,008	—	—	462
Assets held for sale	122	122	—	—	—	—
Total current assets	32,499	22,325	9,127	—	585	462

Non-current assets:
Goodwill and intangible assets	5,480	5,480	—	—	—	—
Property, plant and equipment and biological assets	36,725	36,669	—	56	—	—
Investments in associates and joint ventures	5,026	5,026	—	—	—	—
Other investments	855	—	—	—	855	—
Deferred tax assets	8,412	8,412	—	—	—	—
Other assets	3,369	392	1,293	1,122	—	562
Total non-current assets	59,867	55,979	1,293	1,178	855	562
Total assets	92,366	78,304	10,420	1,178	1,440	1,024

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	3,107	—	3,107	—	—	—
Trade accounts payable and other	14,418	—	14,418	—	—	—
Short-term provisions	476	450	26	—	—	—
Accrued expenses and other liabilities	4,791	1,584	2,982	—	—	225
Income tax liabilities	282	282	—	—	—	—
Liabilities held for sale	35	35	—	—	—	—
Total current liabilities	23,109	2,351	20,533	—	—	225

Non-current liabilities:
Long-term debt, net of current portion	10,723	—	10,723	—	—	—
Deferred tax liabilities	2,284	2,284	—	—	—	—
Deferred employee benefits	7,043	7,043	—	—	—	—
Long-term provisions	2,023	2,011	12	—	—	—
Other long-term obligations	3,073	494	1,945	—	—	634
Total non-current liabilities	25,146	11,832	12,680	—	—	634

Equity:
Equity attributable to the equity holders of the parent	42,033	42,033	—	—	—	—
Non-controlling interests	2,078	2,078	—	—	—	—
Total equity	44,111	44,111	—	—	—	—
Total liabilities and equity	92,366	58,294	33,213	—	—	859
*    Restricted cash of 136 includes a cash deposit of 88 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 20 in connection with the mandatory convertible bonds as of June 30, 2019, respectively.
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2019
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	797	—	58	855
Trade accounts receivable and other subject to TSR programs*	—	—	585	585
Derivative financial current assets	—	462	—	462
Derivative financial non-current assets	—	140	422	562
Total assets at fair value	797	602	1,065	2,464
Liabilities at fair value:
Derivative financial current liabilities	—	148	77	225
Derivative financial non-current liabilities	—	131	503	634
Total liabilities at fair value	—	279	580	859
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	793	—	62	855
Trade accounts receivable and other subject to TSR programs*	—	—	475	475
Derivative financial current assets	—	617	—	617
Derivative financial non-current assets	—	126	483	609
Total assets at fair value	793	743	1,020	2,556
Liabilities at fair value:
Derivative financial current liabilities	—	75	115	190
Derivative financial non-current liabilities	—	131	577	708
Total liabilities at fair value	—	206	692	898

* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
Portfolio of derivatives

Derivative financial current assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metal), freight, energy and emission rights. The total fair value is based on the price a dealer would pay or receive for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is calculated using standard industry models based on significant observable market inputs such as foreign exchange rates, commodity prices, swap rates and interest rates.

The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require from its counter-parties guarantees for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly the International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2019 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Interest rate swaps - fixed rate borrowings/loans	—	—	46	(2)
Other interest rate instruments	40	—	11	—
Total interest rate instruments		—		(2)

Foreign exchange rate instruments
Forward purchase of contracts	7,060	109	3,760	(18)
Forward sale of contracts	588	18	1,192	(9)
Currency swaps sales	—	—	1,200	(93)
Exchange option purchases	4,204	38	140	(1)
Exchange options sales	600	14	2,993	(13)
Total foreign exchange rate instruments		179		(134)

Raw materials (base metal), freight, energy, emission rights
Term contracts sales	321	15	1,471	(76)
Term contracts purchases	1,694	408	1,021	(67)
Options sales/purchases	6	—	6	—
Total raw materials (base metal), freight, energy, emission rights		423		(143)
Total		602		(279)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2018 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase of contracts	2,005	66	1,258	(13)
Forward sale of contracts	5,810	252	724	(9)
Currency swaps purchases	—	—	—	—
Currency swaps sales	—	—	1,000	(101)
Exchange option purchases	2,000	71	43	—
Exchange options sales	234	3	1,000	(35)
Total foreign exchange rate instruments		392		(158)

Raw materials (base metal), freight, energy, emission rights
Term contracts sales	79	4	24	(6)
Term contracts purchases	1,524	347	739	(42)
Total raw materials (base metal), freight, energy, emission rights		351		(48)
Total		743		(206)

In October 2018, the Company entered into hedging programs including non deliverable forwards and non deliverable options for a nominal amount of $5.9 billion in order to hedge the volatility between Indian Rupee and U.S. dollar in relation to the proposed acquisition of ESIL.

Derivative financial non-currents assets classified as Level 3 refer to the call option on the 1,000 mandatory convertible bonds. The fair valuation of Level 3 derivative instruments is established at each reporting date including an analysis of changes in the fair value measurement since the last period. ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s principles for establishing such procedures. In particular, such procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
ArcelorMittal calculates the fair value of the call option on the 1,000 mandatory convertible bonds through the use of binomial valuation models. Binomial valuation models use an iterative procedure to price options, allowing for the specification of nodes, or points in time, during the time span between the valuation date and the option’s expiration date. In contrast to the Black-Scholes model, which provides a numerical result based on inputs, the binomial model allows for the calculation of the asset and the option for multiple periods along with the range of possible results for each period. Observable input data used in the valuations include zero coupon yield curves, stock market prices, European Central Bank foreign exchange fixing rates and Libor interest rates. Unobservable inputs are used to measure fair value to the extent that relevant observable inputs are not available. Specifically, the Company computes unobservable volatility data based mainly on the movement of stock market prices observable in the active market over 90 working days.
Derivative financial non-current liabilities classified as Level 3 relate to a pellet purchase agreement that contains a special payment that varies according to the price of steel in the United States domestic market (“domestic steel price”). The Company concluded that this payment feature was an embedded derivative not closely related to the host contract. ArcelorMittal establishes the fair valuation of the special payment by comparing the current forecasted domestic steel price to the projected domestic steel price at the inception of the contract. Observable input data includes third-party forecasted domestic steel prices. Unobservable inputs are used to measure fair value to the extent that relevant observable inputs are not available or not consistent with the Company’s views on future prices and refer specifically to domestic steel prices beyond the timeframe of available third-party forecasts. As of March 1, 2018, the Company designated a portion of the embedded derivative as a cash flow hedge of the contractually specified hot-rolled coiled steel index price risk associated with the Company’s forecasted steel sales.
The following table summarizes the reconciliation of the fair value of the conversion option classified as Level 3 with respect to the put option granted to ISP, the call option on the 1,000 mandatory convertible bonds and the fair value of the special payment included in the pellet purchase agreement as of June 30, 2019 and June 30, 2018:

	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Put option with ISP	Total
Balance as of December 31, 2017	984	(264)		720
Change in fair value	56	(90)		(34)
Balance as of June 30, 2018	1,040	(354)		686

Balance as of December 31, 2018	483	(568)	(124)	(209)
Change in fair value	(61)	111	1	51
Balance as of June 30, 2019	422	(457)	(123)	(158)